Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Income tax rate, percentage		15.00%
Favorable tax rate (in Dollars)	$ 161,637	$ 218,256
Favorable tax rate price (in Dollars per share)	$ 0.03	$ 0.04
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage	15.00%
Income tax rate, percentage	15.00%